Subsequent Events	12 Months Ended
Mar. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 13 SUBSEQUENT EVENTS

From April 1, 2019 through June 18, 2019, the Company issued and sold 250,000 shares of common stock for proceeds of $1,173,810 at an average price of $4.70 per share to LPC, see (Note 5).

On June 3, 2019, the Company entered into a Stock Purchase Agreements with investors for the issuance of 1,583,743 unregistered shares of common stock. The Company raised gross proceeds of $7,960,635.

On June 25, 2019, the Company filed an amendment to its Amended and Restated Certificate of Incorporated whereby the Company changed its name to Beyond Air, Inc., effective June 26, 2019.